Income Taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC continuing operations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income taxes
Tax deductible expenses of the research and development expenses (in percent)	175.00%	175.00%	175.00%
PRC
Schedule of income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(30.40%)	7.20%	46.50%
Change in valuation allowance	42.70%	(25.60%)	(77.70%)
Effect of preferential tax treatment	28.20%	(14.20%)	(37.70%)
Uncertain tax positions	2.00%	(0.60%)	(3.30%)
Effective income tax rate	67.50%	(8.20%)	(47.20%)